PROPERTY AND EQUIPMENT (Schedule of Depreciation Expenses) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
PROPERTY AND EQUIPMENT [Abstract]
Cost of goods sold	$ 1,244	7,750	5,669	5,179
Selling, marketing and distribution expenses	1,324	8,246	5,917	6,968
General and administrative expenses	1,177	7,332	4,974	1,582
Total depreciation expenses	3,745	23,328	16,560	13,729
Guaranteed and secured	12,271	76,450	158,590
Buildings pledged as collateral	7,122	44,368	45,725
Real estate held without ownership certificates	$ 35,755	222,760	216,491